Restricted cash - Restricted cash and cash equivalents (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	¥ 171	¥ 511
Restricted cash for exercise of share options to be transmitted to employees [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	171	491
Cash deposit held in designated bank account [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	¥ 0	¥ 20